Income Taxes - Summary of Reconciliation Of The Expected Income Tax (Detail)				12 Months Ended
	Dec. 04, 2020 CAD ($)	Aug. 07, 2020 CAD ($)	Jun. 17, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Text Block [Abstract]
Net loss				$ (54,559,923)		$ (13,858,000)		$ (2,341,544)
Statutory tax rate				27.00%	27.00%	27.00%	27.00%	11.00%
Expected income tax recovery at the statutory tax rate				$ (14,731,000)		$ (2,730,000)		$ (258,000)
Non-deductible items and other				(1,518,000)		324,000		29,000
Non-deductible share-based compensation					$ 5,833,000	548,000	$ 548,000
Share issue costs	$ (265,800)	$ (240,041)	$ (213,366)	(1,368,000)		(487,000)		(9,000)
Difference in foreign tax rates				133,000		(1,291,000)		0
Change in recognized deferred assets				11,651,000		3,636,000		238,000
Income tax recovery				$ 0		$ 0		$ 0